Other revenues (Details) - Other revenues - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Leasing revenues		$ 0	$ 0	$ 19	$ 1
Amortization of unfavorable contracts		0	21	0	0
Early termination fees		0	13	11	11
Total other revenues	[1]	$ 0	$ 34	$ 30	$ 12

[1]	Includes transactions with related parties. Refer to Note 32 - "Related party transactions" for further details.